Personnel expenses - Remuneration and other benefits (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lars Linder Aronson
Personnel expenses
Fee, includes committee fee	kr (588)	kr (603)	kr (612)
Total	(588)	(603)	(612)
Cecilia Ardstrom
Personnel expenses
Fee, includes committee fee	(322)	(308)	(287)
Total	(322)	(308)	(287)
Reinhold Geijer
Personnel expenses
Fee, includes committee fee	(288)	(275)	(269)
Total	(288)	(275)	(269)
Hans Larsson
Personnel expenses
Fee, includes committee fee	(302)	(249)	(250)
Total	(302)	(249)	(250)
Eva Nilsagard, from April 24, 2018
Personnel expenses
Fee, includes committee fee	(297)	(277)	(182)
Total	(297)	(277)	(182)
Susanne Lithander, resigned April 24, 2018
Personnel expenses
Fee, includes committee fee			(74)
Total			(74)
Ulla Nilsson
Personnel expenses
Fee, includes committee fee	(322)	(298)	(287)
Total	(322)	(298)	(287)
Catrin Fransson, Chief Executive Officer (CEO)
Personnel expenses
Fixed remuneration	(5,234)	(5,015)	(4,743)
Other benefits	(33)	(25)	(88)
Pension fee	(1,536)	(1,462)	(1,418)
Total	kr (6,803)	kr (6,502)	kr (6,249)
Retirement age	65 years	65 years	65 years
Pension fee on fixed salary (in percent)	30.00%	30.00%	30.00%
Per Akerlind, Deputy Chief Executive Officer and Head of Partnerships and Relations
Personnel expenses
Fixed remuneration	kr (3,527)	kr (3,509)	kr (3,339)
Other benefits	(31)	(30)	(85)
Pension fee	(1,257)	(1,123)	(1,307)
Total	(4,815)	(4,662)	(4,731)
Karl Johan Bernerfalk, General Counsel, Head of Legal
Personnel expenses
Fixed remuneration	(1,576)	(1,507)	(1,414)
Other benefits	(31)	(23)	(33)
Pension fee	(552)	(529)	(505)
Total	(2,159)	(2,059)	(1,952)
Andreas Ericson, Head of Mid Corporates, from October 15, 2018
Personnel expenses
Fixed remuneration	(2,024)	(1,978)	(410)
Other benefits	(32)	(28)	(6)
Pension fee	(631)	(607)	(146)
Total	(2,687)	(2,613)	(562)
Stefan Friberg, Chief Financial Officer (CFO), formerly Chief Risk Officer (CRO)
Personnel expenses
Fixed remuneration	(2,964)	(2,922)	(2,930)
Other benefits	(18)	(27)	(25)
Pension fee	(515)	(500)	(483)
Total	(3,497)	(3,449)	(3,438)
Teresa Hamilton Burman, Chief Credit Officer (CCO)
Personnel expenses
Fixed remuneration	(2,389)	(2,353)	(2,326)
Other benefits	(18)	(18)	(16)
Pension fee	(524)	(508)	(493)
Total	(2,931)	(2,879)	(2,835)
Jens Hedar, Head of Large Corporates, from October 15, 2018
Personnel expenses
Fixed remuneration	(2,316)	(2,224)	(461)
Other benefits	(18)	(15)	(5)
Pension fee	(635)	(649)	(157)
Total	(2,969)	(2,888)	(623)
Johan Henningsson, Head of Sustainability
Personnel expenses
Fixed remuneration			(1,261)
Other benefits			(27)
Pension fee			(466)
Total			(1,754)
Petra Konberg, Head of Marketing and Communications, from April 18, 2017
Personnel expenses
Fixed remuneration	(1,286)	(1,236)	(1,143)
Other benefits	(34)	(33)	(28)
Pension fee	(428)	(407)	(384)
Total	(1,748)	(1,676)	(1,555)
Irina Slinko, acting Chief Risk Officer (CRO), resigned August 20, 2019
Personnel expenses
Fixed remuneration		(1,159)
Other benefits		(12)
Pension fee		(365)
Total		(1,536)
Anna-Lena Sderlund, acting Chief Risk Officer (CRO), from August 21, 2019, resigned October 27, 2019
Personnel expenses
Fixed remuneration		(278)
Other benefits		(6)
Pension fee		(115)
Total		(399)
Peter Svensen, Chief Risk Officer (CRO), from October 28, 2019
Personnel expenses
Fixed remuneration	(2,597)	(471)
Other benefits	(26)	(3)
Pension fee	(569)	(80)
Total	(3,192)	(554)
Jane Lundgren Ericsson, Head of Lending, resigned October 12, 2018
Personnel expenses
Fixed remuneration			(1,943)
Other benefits			(75)
Pension fee			(610)
Total			(2,628)
Ingela Nachweij, acting Chief Information Officer (CIO), resigned January 31, 2018
Personnel expenses
Fixed remuneration			(128)
Other benefits			(2)
Pension fee			(36)
Total			(166)
Sirpa Rusanen, Chief Human Resources (CHRO)
Personnel expenses
Fixed remuneration	(1,719)	(1,644)	(1,471)
Other benefits	(22)	(42)	(106)
Pension fee	(675)	(623)	(556)
Total	(2,416)	(2,309)	(2,133)
Susanna Rystedt, Head of Business Development, Business Support and Transformation
Personnel expenses
Fixed remuneration	(2,501)	(2,484)	(2,255)
Other benefits	(16)	(40)	(108)
Pension fee	(788)	(759)	(733)
Total	(3,305)	(3,283)	(3,096)
Madeleine Widaeus, Chief Information Officer (CIO)
Personnel expenses
Fixed remuneration	(1,671)	(1,574)	(1,360)
Other benefits	(16)	(16)	(11)
Pension fee	(493)	(463)	(405)
Total	(2,180)	(2,053)	(1,776)
Board of Directors and Senior Executives
Personnel expenses
Fee, includes committee fee	(2,119)	(2,010)	(1,961)
Fixed remuneration	(29,804)	(28,354)	(25,184)
Other benefits	(295)	(318)	(615)
Pension fee	(8,603)	(8,190)	(7,699)
Total	kr (40,821)	kr (38,872)	kr (35,459)